Trade Payables - Summary of Trade Payables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables to associated companies and joint ventures	kr 286	kr 296
Trade payables, excluding associated companies and joint ventures	26,035	25,022
Total	kr 26,321	kr 25,318